Deferred charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges [Line Items]
Beginning Balance, Dry-docking	$ 9,370	$ 6,212
Cost incurred, Dry-docking	6,520	7,251
Amortization expensed, Dry-docking	(3,196)	(2,367)
Transfer on loss on vessels, Dry-docking		(1,726)
Amortization capitalized, Dry-docking
Ending Balance, Dry-docking	12,694	9,370	6,212
Beginning balance, Financing fees	36,547	31,395
Cost incurred, Financing fees	4,713	9,990
Transfer on loss on vessels, Financing fees
Amortization expensed, Financing fees	(8,574)	(3,421)	(1,933)
Amortization capitalized, Financing fees	(1,564)	(1,417)
Ending balance, Financing fees	31,122	36,547	31,395
Beginning Balance, Total	45,917	37,607
Cost incurred, Total	11,233	17,241
Amortization expensed, Total	(11,770)	(5,788)
Transfer on loss on vessels, Total		(1,726)
Amortization capitalized, Total	(1,564)	(1,417)
Ending Balance, Total	43,816	45,917	37,607
Financing Fees [Member]
Deferred Charges [Line Items]
Amortization expensed, Financing fees	$ (8,574)	$ (3,421)